GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL [abstract]
Schedule of goodwill

RMB’000
Year ended December 31, 2020 and 2021
Opening net book amount	281,255
Additions	—
Impairment	—

Closing net book amount	281,255

Year ended December 31, 2019 and 2020
Opening net book amount	281,255
Additions	—
Impairment	—

Closing net book amount	281,255

Schedule of key assumptions used for value-in-use calculations

Railroad business	2020	2021
Revenue growth rate (within the five-year period)	8% - 32%	6% - 10%
Long-term growth rate (beyond the five-year period)	3%	3%
Gross margin	3% - 8%	-1% - 7%
Pre-tax discount rate	12%	12%